UNAUDITED PRO FORMA CONDENSED COMBINED FINANCIAL STATEMENTS (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Oct. 21, 2020	Dec. 31, 2019	Dec. 31, 2018
Proceeds from Issuance of Common Stock			$ 5,000
Subsequent Event [Member] | QDM International [Member]
Proceeds from Issuance of Common Stock	$ 50,000
Business acquisition, shares issued	900,000
Shares issued price per share	$ 0.0001
Deferred transaction costs	$ 125,009